12. Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions With Related Parties Tables
Schedule of remuneration of key management personnel
	12/31/2018	12/31/2017	12/31/2016
Salaries, bonus and benefits (*)	75,979	57,838	38,134
Related taxes and charges	11,062	6,019	4,690
Share-based payments	10,234	11,219	11,226
Total	97,275	75,076	54,050

(*) Includes the Board of Directors’ and Audit Committee’s compensation.